Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 acre	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies
Timberland Harvest Cycle	30 years
Restricted cash and cash equivalents	$ 2,050,063	$ 6,762,246
Timberland managed	288,800
Amortization of Financing Costs	1,700,000	500,000	1,200,000
Common stock, par value	$ 0.01
Internal Revenue Service (IRS)
Significant Accounting Policies
Requirement to distribute taxable income (percent)	90.00%
Maximum | Internal Revenue Service (IRS)
Significant Accounting Policies
Limit on investments in taxable real estate investments trusts (percent)	25.00%
Cash from Operations
Significant Accounting Policies
Restricted cash and cash equivalents		2,900,000
Equity Raise Proceeds
Significant Accounting Policies
Restricted cash and cash equivalents		$ 3,900,000